NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (98.69%)

Communications (31.79%)
Internet (25.31%)
Alphabet Inc - Class A*	16,116	$37,982,995
Alphabet Inc - Class C*	17,528	42,269,824
Amazon.com Inc*,(a)	26,947	86,852,067
Baidu Inc*	22,411	4,398,607
Booking Holdings Inc*	3,323	7,847,431
CDW Corp	11,603	1,919,368
eBay Inc	55,942	3,405,749
Facebook Inc*,(a)	128,909	42,376,256
JD.com Inc*	67,741	5,008,770
Match Group Inc*	21,585	3,094,857
MercadoLibre Inc*	4,039	5,487,668
Netflix Inc*	36,118	18,160,492
Okta Inc*	9,735	2,165,453
Pinduoduo Inc*	28,172	3,518,119
Trip.com Group Ltd*	42,441	1,776,156
VeriSign Inc*	9,260	2,036,459
		268,300,271
Media (3.41%)
Charter Communications Inc*	15,798	10,972,185
Comcast Corp	372,781	21,375,263
Fox Corp - Class A	26,337	983,687
Fox Corp - Class B	19,554	709,419
Sirius XM Holdings Inc#	344,861	2,155,381
		36,195,935
Telecommunicatoins (3.07%)
Cisco Systems Inc	344,285	18,212,677
T-Mobile US Inc*	101,350	14,335,958
		32,548,635

Total Communications		337,044,841

Consumer, Cyclical (8.84%)
Copart Inc*	19,162	2,472,090
Costco Wholesale Corp	36,122	13,663,869
Dollar Tree Inc*	19,086	1,860,885
Fastenal Co	46,586	2,470,921
Lululemon Athletica Inc*	10,137	3,275,569
Marriott International Inc*	26,320	3,779,026
O'Reilly Automotive Inc*	5,879	3,145,971
PACCAR Inc	28,114	2,574,119
Peloton Interactive Inc*	21,499	2,371,555
Ross Stores Inc	28,891	3,651,533
Starbucks Corp	96,008	10,933,391
Tesla Inc*	63,657	39,799,630
Walgreens Boots Alliance Inc	70,271	3,700,471
Total Consumer, Cyclical		93,699,030

Consumer, Non-Cyclical (13.19%)
Alexion Pharmaceuticals Inc*	17,759	3,135,351
Align Technology Inc*	6,398	3,775,780
Amgen Inc	47,244	11,241,237
Automatic Data Processing Inc	34,799	6,821,300
Biogen Inc*	12,488	3,340,290
Cintas Corp	8,490	3,001,555
Dexcom Inc*	7,792	2,878,287
Gilead Sciences Inc	101,727	6,725,172
IDEXX Laboratories Inc*	6,922	3,863,237
Illumina Inc*	11,848	4,806,023
Incyte Corp*	17,772	1,488,938
Intuitive Surgical Inc*	9,540	8,034,397
Keurig Dr Pepper Inc	114,203	4,220,943
The Kraft Heinz Co	99,220	4,325,000
Moderna Inc*	32,601	6,031,511
Mondelez International Inc	116,062	7,373,419
Monster Beverage Corp*	42,842	4,038,715
PayPal Holdings Inc*	95,509	24,834,250
PepsiCo Inc	112,506	16,644,138
Regeneron Pharmaceuticals Inc*	8,509	4,275,177
Seagen Inc*	14,632	2,273,081
Verisk Analytics Inc	13,194	2,280,319
Vertex Pharmaceuticals Inc*	21,102	4,402,510
Total Consumer, Non-Cyclical		139,810,630

Industrial (0.59%)
CSX Corp	62,063	6,213,748

Technology (43.32%)
Computers (10.98%)
Apple Inc(a)	898,390	111,948,378
Check Point Software Technologies Ltd*	11,377	1,330,881
Cognizant Technology Solutions Corp	43,387	3,104,774
		116,384,033
Semiconductors (14.99%)
Advanced Micro Devices Inc*	98,783	7,910,543
Analog Devices Inc	29,984	4,935,366
Applied Materials Inc	74,835	10,336,959
ASML Holding NV	6,339	4,281,804

Broadcom Inc	33,290	15,723,866
Intel Corp	332,566	18,996,170
KLA Corp	12,534	3,971,899
Lam Research Corp	11,686	7,594,147
Marvell Technology Inc	54,385	2,626,796
Maxim Integrated Products Inc	21,692	2,212,801
Microchip Technology Inc	21,958	3,446,308
Micron Technology Inc*	91,227	7,675,840
NVIDIA Corp	50,560	32,852,877
NXP Semiconductors NV	22,702	4,799,657
QUALCOMM Inc	92,640	12,463,786
Skyworks Solutions Inc	13,478	2,291,260
Texas Instruments Inc	75,045	14,245,042
Xilinx Inc	19,892	2,526,284
		158,891,405
Software (17.35%)
Activision Blizzard Inc	62,719	6,099,423
Adobe Inc*	39,037	19,697,289
ANSYS Inc*	6,969	2,355,104
Atlassian Corp PLC*	10,725	2,501,928
Autodesk Inc*	17,795	5,086,879
Cadence Design Systems Inc*	22,636	2,874,546
Cerner Corp	24,880	1,946,860
DocuSign Inc*	15,026	3,029,542
Electronic Arts Inc	23,522	3,361,999
Fiserv Inc*	54,408	6,267,802
Intuit Inc	22,331	9,805,319
Microsoft Corp	403,610	100,773,345
NetEase Inc	24,433	2,881,384
Paychex Inc	29,174	2,950,658
Splunk Inc*	13,016	1,577,539
Synopsys Inc*	12,315	3,132,197
Workday Inc*	14,607	3,340,913
Zoom Video Communications Inc*	19,074	6,323,603
		184,006,330

Total Technology		459,281,768

Utilities (0.96%)
American Electric Power Co Inc	40,283	3,464,338
Exelon Corp	79,170	3,572,150
Xcel Energy Inc	43,845	3,107,734
Total Utilities		10,144,222

Total Common Stock (Cost $397,611,773)		1,046,194,239

Collateral Received for Securities on Loan (0.21%)
Mount Vernon Liquid Assets Portfolio (Cost $2,219,178)	2,219,178	2,219,178

Total Investments (Cost $399,830,951)(b) (98.90%)		$1,048,413,417
Other Net Assets (1.10%)		11,705,553
Net Assets (100.00%)		$1,060,118,970

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2021

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $400,462,618.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$653,980,900
Unrealized depreciation	(6,030,101)
Net unrealized appreciation	$647,950,799

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at May 31, 2021:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
51 / JUN 2021 / Long / CME	$13,811,529	$13,960,230	$148,701